Taxes - Schedule of Cash Taxes Paid (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income taxes, net of amounts refunded	$ 2,213	$ 4,432	$ 9,577
Employment taxes	1,066	1,207	1,196
Property and other taxes	1,598	1,737	1,796
Total	$ 4,877	$ 7,376	$ 12,569